Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.04850%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,765,381.73

Principal:
Principal Collections	$21,676,775.96
Prepayments in Full	$11,008,226.83
Liquidation Proceeds	$338,383.93
Recoveries	$174,348.55
Sub Total	$33,197,735.27
Collections	$35,963,117.00

Purchase Amounts:
Purchase Amounts Related to Principal	$233,040.76
Purchase Amounts Related to Interest	$1,655.68
Sub Total	$234,696.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,197,813.44

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,197,813.44
Servicing Fee	$567,480.37	$567,480.37	$0.00	$0.00	$35,630,333.07
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,630,333.07
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$35,630,333.07
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$35,630,333.07
Interest - Class A-3 Notes	$1,741,738.15	$1,741,738.15	$0.00	$0.00	$33,888,594.92
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$33,502,748.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,502,748.25
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$33,261,906.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,261,906.75
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$33,261,906.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,261,906.75
Regular Principal Payment	$31,024,951.75	$31,024,951.75	$0.00	$0.00	$2,236,955.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,236,955.00
Residual Released to Depositor	$0.00	$2,236,955.00	$0.00	$0.00	$0.00
Total		$36,197,813.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,024,951.75
Total					$31,024,951.75

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$31,024,951.75	$47.49	$1,741,738.15	$2.67	$32,766,689.90	$50.16
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$31,024,951.75	$16.84	$2,368,426.32	$1.29	$33,393,378.07	$18.13

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$409,820,741.58	0.6273087	$378,795,789.83	0.5798191
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$595,260,741.58	0.3231442	$564,235,789.83	0.3063020

Pool Information
Weighted Average APR	4.897%	4.912%
Weighted Average Remaining Term	36.57	35.83
Number of Receivables Outstanding	28,238	27,407
Pool Balance	$680,976,444.61	$647,348,588.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$632,102,717.85	$601,077,766.10
Pool Factor	0.3405770	0.3237587

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$46,270,822.45
Targeted Overcollateralization Amount	$83,112,798.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$83,112,798.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$371,428.58
(Recoveries)		87	$174,348.55
Net Loss for Current Collection Period			$197,080.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3473%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9321%
Second Prior Collection Period			0.9532%
Prior Collection Period			0.5843%
Current Collection Period			0.3561%
Four Month Average (Current and Prior Three Collection Periods)			0.7064%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,420	$15,523,660.39
(Cumulative Recoveries)			$2,542,442.31
Cumulative Net Loss for All Collection Periods			$12,981,218.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6492%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,414.74
Average Net Loss for Receivables that have experienced a Realized Loss			$5,364.14

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.43%	275	$9,264,133.66
61-90 Days Delinquent	0.28%	44	$1,826,362.02
91-120 Days Delinquent	0.04%	7	$290,573.59
Over 120 Days Delinquent	0.06%	10	$378,806.90
Total Delinquent Receivables	1.82%	336	$11,759,876.17

Repossession Inventory:
Repossessed in the Current Collection Period		18	$651,098.89
Total Repossessed Inventory		42	$1,689,620.23

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2098%
Prior Collection Period			0.2125%
Current Collection Period			0.2226%
Three Month Average			0.2149%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3855%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	September 2026
Payment Date	10/15/2026
Transaction Month	28

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	78	$2,742,463.29
2 Months Extended	110	$3,736,190.46
3+ Months Extended	21	$594,508.43

Total Receivables Extended	209	$7,073,162.18
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer